Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Sales of goods	€ 21,906	€ 16,895	€ 14,767
Sales of RPPs & leases	4,408	3,957	3,922
Sales of spare parts and services	5,904	5,400	5,375
Total sales	32,218	26,252	24,065
Other revenues	35	533	15
Total revenues	32,253	26,785	24,080
Cost of goods	(12,256)	(9,825)	(8,883)
Cost of RPPs & leases	(2,556)	(2,155)	(2,191)
Cost of spare parts and services	(3,656)	(3,604)	(3,686)
Total cost of sales	(18,468)	(15,584)	(14,761)
Gross profit	13,785	11,201	9,319
Operating Expenses
Research and development expenses	(2,690)	(2,932)	(2,595)
Selling and marketing expenses	(7,406)	(6,678)	(6,279)
General and administrative expenses	(3,202)	(3,328)	(3,200)
Income (loss) from operations	488	(1,736)	(2,755)
Nonoperating Income (Expense)
Foreign currency exchange gain (loss), net	699	(431)	(1,230)
Financial (expense) income, net	(2,094)	1,771	(901)
Income (loss) before taxes	(907)	(396)	(4,886)
Income tax (expense) benefit	(759)	(116)	(135)
Net income (loss)	€ (1,667)	€ (512)	€ (5,021)
Earnings per share
Basic income (loss) per share	€ (0.07)	€ (0.02)	€ (0.24)
Diluted income (loss) per share	€ (0.07)	€ (0.02)	€ (0.24)
Basic Weighted average shares outstanding	25,021,966	23,600,428	20,593,720
Diluted Weighted average shares outstanding	25,021,966	23,600,428	20,593,720